Benefit Plans - Net Periodic Benefit Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Defined Benefit Pension Plans | U.S.
Defined Benefit Plan, Net Periodic Expense (Benefit)
Service cost	$ 769	$ 978	$ 1,019
Interest cost	2,665	3,099	2,943
Expected return on plan assets	(3,898)	(3,444)	(3,546)
Amortization of net (gain) loss	0	0	0
Curtailment gain recognized	0	0	(576)
Settlement (gain) loss recognized	78	49	0
Net periodic (benefit) expense	(386)	682	(160)
Defined Benefit Pension Plans | Foreign
Defined Benefit Plan, Net Periodic Expense (Benefit)
Service cost	1,080	977	712
Interest cost	299	355	365
Expected return on plan assets	(287)	(275)	(254)
Amortization of net (gain) loss	95	0	49
Curtailment gain recognized	0	0	0
Settlement (gain) loss recognized	0	0	0
Net periodic (benefit) expense	1,187	1,057	872
Other Postretirement Benefits Plans
Defined Benefit Plan, Net Periodic Expense (Benefit)
Service cost	0	10	16
Interest cost	19	29	37
Amortization of prior service credit	(232)	(157)	(112)
Amortization of net (gain) loss	1	(11)	(3)
Net periodic (benefit) expense	$ (212)	$ (129)	$ (62)